UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03380

Name of Fund:	Legg Mason Value Trust, Inc.
Fund Address:	100 Light Street
Baltimore, MD 21202

Name and address of agent for service:	Richard M. Wachterman, Esq.
Legg Mason & Co., LLC
100 Light Street
Baltimore, MD 21202

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: 3/31/2008

Date of reporting period: 6/30/2007

Item 1 – Schedule of Investments

Quarterly Report to Shareholders

Portfolio of Investments

Legg Mason Value Trust, Inc.

June 30, 2007 (Unaudited)

(Amounts in Thousands)

	Shares/Par	Value
Common Stocks and Equity Interests — 99.8%
Consumer Discretionary — 30.2%
Automobiles — 0.6%
General Motors Corp.	3,100	$117,180

Household Durables — 3.2%
Centex Corp.	6,200	248,620	A
KB HOME	4,100	161,417
Pulte Homes Inc.	11,000	246,950

		656,987

Internet and Catalog Retail — 12.8%
Amazon.com Inc.	22,083	1,510,712	A,B
Expedia Inc.	19,210	562,669	A,B
IAC/InterActiveCorp	16,610	574,855	A,B

		2,648,236

Leisure Equipment and Products — 2.9%
Eastman Kodak Co.	21,500	598,345	A

Media — 4.4%
The DIRECTV Group Inc.	17,277	399,264	B
Time Warner Inc.	24,000	504,960

		904,224

Multiline Retail — 4.0%
Sears Holdings Corp.	4,900	830,550	B

Specialty Retail — 2.3%
The Home Depot Inc.	12,000	472,200

Financials — 14.0%
Consumer Finance — 1.7%
Capital One Financial Corp.	4,446	348,705

	Shares/Par	Value
Financials — Continued
Diversified Financial Services — 6.9%
Citigroup Inc.	10,506	$538,832
J.P. Morgan Chase and Co.	18,500	896,325

		1,435,157

Insurance — 2.4%
American International Group Inc.	7,100	497,213

Thrifts and Mortgage Finance — 3.0%
Countrywide Financial Corp.	17,000	617,950

Health Care — 11.8%
Health Care Providers and Services — 10.2%
Aetna Inc.	16,200	800,280
Health Net Inc.	7,261	383,354	A,B
UnitedHealth Group Inc.	17,950	917,963

		2,101,597

Pharmaceuticals — 1.6%
Pfizer Inc.	13,000	332,410
Industrials — 7.5%
Industrial Conglomerates — 7.5%
General Electric Co.	10,500	401,940
Tyco International Ltd.	33,966	1,147,723

		1,549,663

Information Technology — 21.0%
Communications Equipment — 2.3%
Cisco Systems Inc.	12,007	334,381	B
Motorola Inc.	7,702	136,329

		470,710

Portfolio of Investments — Continued

Legg Mason Value Trust, Inc. — Continued

	Shares/Par	Value
Information Technology — Continued
Computers and Peripherals — 4.7%
Hewlett-Packard Co.	8,700	$388,194
International Business Machines Corp.	3,002	315,918
Seagate Technology	12,500	272,125

		976,237

Internet Software and Services — 11.2%
eBay Inc.	18,000	579,240	B
Google Inc.	2,000	1,046,760	B
Yahoo! Inc.	24,900	675,537	B

		2,301,537

Software — 2.8%
CA Inc.	10,400	268,632
Electronic Arts Inc. (EA)	6,604	312,516	B

		581,148

Telecommunication Services — 10.1%
Diversified Telecommunication Services — 4.9%
Qwest Communications International Inc.	102,946	998,578	A,B

Wireless Telecommunication Services — 5.2%
Sprint Nextel Corp.	52,000	1,076,920

Utilities — 5.2%
Independent Power Producers and Energy Traders — 5.2%
The AES Corp.	49,105	1,074,419	A,B

Total Common Stocks and Equity Interests
(Cost — $12,557,164)		20,589,966

	Shares/Par	Value
Repurchase Agreements — 0.1%
Bank of America
5.22%, dated 6/29/07, to be repurchased at $6,431 on 7/2/07 (Collateral: $6,670 Fannie Mae discount note, 0%, due 10/26/07, value $ 6,556)	$6,427	$6,427
Goldman Sachs & Co.
5.23%, dated 6/29/07, to be repurchased at $6,431 on 7/2/07 (Collateral: $7,204 Fannie Mae note, 4.50%, due 8/1/35, value $ 6,574)	6,428	6,428

Total Repurchase Agreements (Cost — $12,855)		12,855
Total Investments — 99.9% (Cost — $12,570,019)C		20,602,821
Other Assets Less Liabilities — 0.1%		25,502

Net Assets — 100.0%		$20,628,323

Net Asset Value Per Share:
Primary Class		$74.95

Class R		$82.11

Financial Intermediary Class		$82.18

Institutional Class		$83.89

A

As defined in the Investment Company Act of 1940, an ”Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At June 30, 2007, the total market value of Affiliated Companies was $5,951,552 and the cost was $3,545,597.

B	Non-income producing.
C

Aggregate cost for federal income tax purposes is substantially the same as book cost. At June 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes was substantially as follows:

Gross unrealized appreciation	$8,700,391
Gross unrealized depreciation	$(667,589)

Net unrealized appreciation/ (depreciation)	$8,032,802

Security Valuation

Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. (“NASDAQ”) which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value.

The Fund’s securities are valued on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund would expect to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from quoted or published values or from the values that would have been used had a ready market for the investments existed, and the differences could be material. All fair valued securities are identified in the portfolio of investments.

Other information regarding the Fund is available in the Fund’s most recent Report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Value Trust, Inc.

By:	/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Value Trust, Inc.
Date: August 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Value Trust, Inc.
Date: August 28, 2007

By:	/s/ Marie K. Karpinski
Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Value Trust, Inc.
Date: August 17, 2007